Inventory - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Increase (decrease) in inventories due to the true up of cost of sale (less than for the $1 million)			$ (38)	$ 10	$ (7)	$ 38	$ (51)
Cost of VOI sales related to fee-for-service upgrades	$ 8	$ 18	28	42	49	67	12
Cost of VOI sales (less than for the $1 million)	$ 40	$ 44	107	$ 110	152	173	$ 126
Time Share
Inventory [Line Items]
Increase (decrease) in inventories due to the true up of cost of sale (less than for the $1 million)			4		10	$ 19
Cost of VOI sales (less than for the $1 million)			$ 4		$ 10